SUBSEQUENT EVENTS - Business Combination (FY) (Details)	Apr. 30, 2023	Apr. 13, 2023
SUBSEQUENT EVENTS
Exchange ratio		0.00858
Business Combination
SUBSEQUENT EVENTS
Exchange ratio	0.00858